Significant Accounting Policies Textuals (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013
Marketing and Advertising Expense [Abstract]
Advertising Expense	$ 35.2	$ 12.7